Acquisitions and Business Combinations (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed
The fair values as at the acquisition date are as follows:

SA Rand
Figures in million	2021
Non-current assets
Property, plant and equipment	6 024
Restricted cash and investments	1 268
Deferred tax assets	222
Current assets
Inventories	454
Trade and other receivables[1]	47
Cash and cash equivalents	3
Non-current liabilities
Deferred tax liabilities	(167)
Provision for environmental rehabilitation	(1 856)
Other non-current liabilities	(41)
Streaming contract liability	(938)
Current liabilities
Trade and other payables	(324)
Streaming contract liability	(479)
Fair value of net identifiable assets acquired at 1 October 2020	4 213
[1] The gross contractual amounts receivable is equal to the fair value of the receivables at acquisition date

Disclosure Of Gain On Business Combination	ain on bargain purchase was calculated as follows:

SA Rand
Figures in million	2021
Consideration paid
– Cash consideration	3 366
– Contingent consideration	544
Fair value of net identifiable assets acquired	(4 213)
Gain on bargain purchase	(303)